PHC Certificates Information Table on Public Housing Capital Fund Trusts (Details) - Public housing capital fund trusts [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Interest Rate over Life	5.20%
Principal Outstanding	$ 58,344,872	$ 59,308,398	$ 65,300,000
Standard & Poor's, AA- Rating [Member] | Public Housing Capital Fund Trust I [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Lives (Years)	9 years 3 months	10 years 3 months
Investment Rating	AA-	AA-
Weighted Average Interest Rate over Life	5.33%	5.33%
Principal Outstanding	$ 25,980,780	$ 25,980,780
Standard & Poor's, A+ Rating [Member] | Public Housing Capital Fund Trust II [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Lives (Years)	8 years 8 months 1 day	9 years 8 months 19 days
Investment Rating	A+	A+
Weighted Average Interest Rate over Life	4.29%	4.28%
Principal Outstanding	$ 11,465,660	$ 12,429,186
Standard & Poor's, BBB Rating [Member] | Public Housing Capital Fund Trust III [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted Average Lives (Years)	9 years 9 months 22 days	10 years 9 months 22 days
Investment Rating	BBB	BBB
Weighted Average Interest Rate over Life	5.42%	5.42%
Principal Outstanding	$ 20,898,432	$ 20,898,432